Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is March 11, 2019

The Real Estate Securities Portfolio (the “Portfolio”): Effective March 10, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since March 10, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The last paragraph on page 42 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 43 is eliminated in its entirety.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is March 11, 2019

The Real Estate Securities Portfolio (the “Portfolio”): Effective March 10, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since March 10, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The last paragraph on page 41 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 42 is eliminated in its entirety.

HC Advisors Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is March 11, 2019

The Real Estate Securities Portfolio (the “Portfolio”): Effective March 10, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since March 10, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The last paragraph on page 42 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 43 is eliminated in its entirety.

HC Strategic Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is March 11, 2019

The Real Estate Securities Portfolio (the “Portfolio”): Effective March 10, 2019, the Portfolio is re-classified as a “diversified” investment company and will continue to operate as a diversified investment company as it has done since March 10, 2016. The disclosures in the Prospectus with respect to the Portfolio’s non-diversified classification and related risks are removed, in accordance with the Portfolio’s diversified classification, as follows:

Principal Investment Strategies:

The last paragraph on page 41 is eliminated in its entirety.

Principal Investment Risks:

The section entitled “Non-diversification Risk” on page 42 is eliminated in its entirety.